Lines of Credit (Detail Textuals)	9 Months Ended			12 Months Ended		2 Months Ended	5 Months Ended		9 Months Ended			9 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended	2 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2012 Line of credit USD ($)	Dec. 31, 2011 Line of credit USD ($)	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Sep. 30, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Oct. 31, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2011 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Sep. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Sep. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Aug. 28, 2013 Forbearance Agreement Silicon Valley Bank ("SVB") Line of credit	Aug. 16, 2013 Forbearance Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Nov. 30, 2013 Subsequent Event Line of credit Series E Preferred Stock USD ($)	Feb. 27, 2013 Subsequent Event SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility							$ 10,000,000	200,000	$ 10,000,000				200,000	$ 192,000
Line of credit mature period									Feb. 28, 2015
Outstanding balance on the line of credit	4,100,000		3,700,000				3,300,000		4,100,000		4,000,000	180,000		168,000
Minimum tangible net worth																(9,700,000)
Percentage of additional capital raises in tangible net worth															50.00%	50.00%
Minimum tangible net worth's pro forma effect in capital raise																300,000
Line of credit, covenant terms															Company was not in compliance with the Tangible Net Worth financial covenant as defined in the amended SVB Loan Agreement. SVB agreed to temporarily forbear exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations if a gross capital raise of $1.5 million was completed by such date.	The Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.3 million cushion over the requirement.
Line of credit Increase decrease in additional capital	The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013								The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013
Annual Interest Rate						3.75%	7.50%	7.50%	7.00%			4.50%	4.50%	4.50%
Annual interest rate, Additional percentage												1.50%	1.50%	1.50%
Availability under the line of credit							5,000,000		4,300,000	1,600,000
Terms of loan agreement, description						On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above SVB's prime rate and 5) other various terms and provisions.												On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan						1,000,000												1,000,000
Reduction in maximum availability							50.00%	50.00%
Interest expense for the lines of credit, including amortization of deferred financing costs	262,000	251,000		375,000	357,000
Capital raised by sale of preferred stock																	3,800,000
Capital raising cost, preferred stock																	$ 400,000
Reduction in additional paid in capital preferred stock, Description																	The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013.